Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JP MORGAN MUTUAL FUND INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2017
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2017